Reserves for Losses and Adjustment Expenses Short-duration Contracts - Historical Claims Duration (Details)	Dec. 31, 2021
Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	16.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	25.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	17.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	11.90%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	7.40%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	6.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	4.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	2.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	1.30%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	2.50%
Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	18.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	30.90%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	15.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	9.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	8.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	5.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	4.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	2.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	2.60%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	1.10%